Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes

24    Income taxes

(a) Reconciliation of income taxes expense

	2019	2018	2017
Profit (loss) before income taxes	(42,534)	(100,901)	66,356
Combined statutory income taxes rate - %	34%	34%	34%
Income tax benefit (expense) at statutory rates	14,462	34,306	(22,561)
Reconciliation adjustments:
Share of loss of equity-accounted investees (a)	(612)	(269)	(240)
Effect of presumed profit of subsidiaries (b)	18,593	11,080	907
Permanent differences (c)	—	(26,097)	—
Other additions (exclusions), net	660	(1,035)	(822)
	33,103	17,985	(22,716)

Current	(46,850)	(26,553)	(31,010)
Deferred	79,953	44,538	8,294
Income taxes benefit (expense)	33,103	17,985	(22,716)

Effective rate	77,8%	17.8%	34.2%

(a)	Refers to the effect of 34% on the share of profit (loss) of investees for the year.
(b)

Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime.  The Company’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

(c)	Refers mainly to permanent differences of non-deductible expenses from share-based compensation plan and foreign exchange loss and others.

(b) Deferred income taxes

The changes in the deferred tax assets and liabilities are as follows:

		Change in	As of				Change in	As of
		accounting	January	Profit			accounting	January	Profit	Business
	2017	practice	1, 2018	or loss	Equity	2018	practice	1, 2019	or loss	combination	Equity	2019
Deferred tax assets
Tax losses carryforward	3,607	—	3,607	757	—	4,364	—	4,364	11,919	—	—	16,283
Temporary differences
Financial instruments from acquisition of interests	7,879	—	7,879	51,287	—	59,166	—	59,166	47,563	—	—	106,729
Other temporary differences	3,634	1,450	5,084	1,501	—	6,585	613	7,198	14,610	7,517	—	29,325
Share base compensation	2,217	—	2,217	(2,217)	—	—	—	—	7,960	—	—	7,960
Tax benefit from tax deductible goodwill	—	—	—	—	46,314	46,314	—	46,314	(2,009)	—	(29,417)	14,888
Amortization of intangible assets	1,205	—	1,205	77	—	1,282	—	1,282	5,391	—	—	6,673
Total deferred tax assets	18,542	1,450	19,992	51,405	46,314	117,711	613	118,324	85,434	7,517	(29,417)	181,858
Deferred tax liabilities
Financial instruments from acquisition of interests	(12,414)	—	(12,414)	(5,752)	—	(18,166)	—	(18,166)	(5,707)	—	—	(23,873)
Other temporary differences	(348)	—	(348)	(1,115)	—	(1,463)	—	(1,463)	226	—	—	(1,237)
Total deferred tax liabilities	(12,762)	—	(12,762)	(6,867)	—	(19,629)	—	(19,629)	(5,481)	—	—	(25,110)
Deferred tax assets (liabilities), net	5,780	1,450	7,230	44,538	46,314	98,082	613	98,695	79,953	7,517	(29,417)	156,748

Deferred tax assets	5,860		7,310			99,460		100,073				156,748
Deferred tax liabilities	(80)		(80)			(1,378)		(1,378)				—

As of December 31, 2019, the Company had unrecognized deferred income tax assets in the amount of R$ 1,382 (2018: R$ 3,545) with respect to tax loss carryforward. The net operating losses carried forward do not expire, however, their compensation is limited to 30% of the annual taxable income. The recognition of the deferred income tax assets is supported by the Company’s forecasts of the future profitability and historical results.